MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Allowance for credit loss	$ (66,000,000)	$ (60,000,000)
Real Estate
Financing Receivable, Past Due [Line Items]
Total	12,510,000,000	6,022,000,000
Total, net of allowance	12,444,000,000	5,962,000,000
Commercial mortgage loans: | Real Estate
Financing Receivable, Past Due [Line Items]
Total	$ 9,588,000,000	$ 6,022,000,000
Percentage	100.00%	100.00%
Allowance for credit loss	$ (66,000,000)	$ (60,000,000)
Total, net of allowance	9,522,000,000	5,962,000,000
Commercial mortgage loans: | Real Estate | Apartments
Financing Receivable, Past Due [Line Items]
Total	$ 2,250,000,000	$ 1,266,000,000
Percentage	23.00%	21.00%
Commercial mortgage loans: | Real Estate | Hotel
Financing Receivable, Past Due [Line Items]
Total	$ 1,248,000,000	$ 1,012,000,000
Percentage	13.00%	17.00%
Commercial mortgage loans: | Real Estate | Industrial
Financing Receivable, Past Due [Line Items]
Total	$ 2,031,000,000	$ 1,083,000,000
Percentage	21.00%	18.00%
Commercial mortgage loans: | Real Estate | Office
Financing Receivable, Past Due [Line Items]
Total	$ 1,240,000,000	$ 990,000,000
Percentage	13.00%	16.00%
Commercial mortgage loans: | Real Estate | Parking
Financing Receivable, Past Due [Line Items]
Total	$ 319,000,000	$ 413,000,000
Percentage	3.00%	7.00%
Commercial mortgage loans: | Real Estate | Retail
Financing Receivable, Past Due [Line Items]
Total	$ 1,527,000,000	$ 832,000,000
Percentage	16.00%	14.00%
Commercial mortgage loans: | Real Estate | Storage
Financing Receivable, Past Due [Line Items]
Total	$ 196,000,000	$ 132,000,000
Percentage	2.00%	2.00%
Commercial mortgage loans: | Real Estate | Other
Financing Receivable, Past Due [Line Items]
Total	$ 777,000,000	$ 294,000,000
Percentage	8.00%	5.00%
Commercial mortgage loans: | Real Estate | Agricultural
Financing Receivable, Past Due [Line Items]
Total	$ 473,000,000	$ 0
Commercial mortgage loans: | Real Estate | Pacific
Financing Receivable, Past Due [Line Items]
Total	$ 1,893,000,000	$ 983,000,000
Percentage	20.00%	16.00%
Commercial mortgage loans: | Real Estate | Mountain
Financing Receivable, Past Due [Line Items]
Total	$ 1,811,000,000	$ 1,336,000,000
Percentage	19.00%	22.00%
Commercial mortgage loans: | Real Estate | West North Central
Financing Receivable, Past Due [Line Items]
Total	$ 280,000,000	$ 178,000,000
Percentage	3.00%	3.00%
Commercial mortgage loans: | Real Estate | West South Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,486,000,000	$ 1,122,000,000
Percentage	15.00%	19.00%
Commercial mortgage loans: | Real Estate | East North Central
Financing Receivable, Past Due [Line Items]
Total	$ 1,064,000,000	$ 861,000,000
Percentage	11.00%	14.00%
Commercial mortgage loans: | Real Estate | East South Central
Financing Receivable, Past Due [Line Items]
Total	$ 152,000,000	$ 49,000,000
Percentage	2.00%	1.00%
Commercial mortgage loans: | Real Estate | Middle Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 528,000,000	$ 203,000,000
Percentage	6.00%	3.00%
Commercial mortgage loans: | Real Estate | South Atlantic
Financing Receivable, Past Due [Line Items]
Total	$ 2,050,000,000	$ 1,097,000,000
Percentage	21.00%	18.00%
Commercial mortgage loans: | Real Estate | New England
Financing Receivable, Past Due [Line Items]
Total	$ 127,000,000	$ 36,000,000
Percentage	1.00%	1.00%
Commercial mortgage loans: | Real Estate | Other (multi-region, non-US)
Financing Receivable, Past Due [Line Items]
Total	$ 197,000,000	$ 157,000,000
Percentage	2.00%	3.00%